Related Party (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 04, 2025	Dec. 31, 2025	Dec. 31, 2024
Tristar
Related Party Transaction [Line Items]
Percent of ownership		50.00%
Antwerp Container Company
Related Party Transaction [Line Items]
Percent of ownership	50.00%
Purchase price	$ 1.9
Direct Financing Lease Receivable | Tristar
Related Party Transaction [Line Items]
Revenue from related party		$ 1.9	$ 2.0
Loans and leases receivable, related parties		$ 2.2	$ 3.9